                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mohnish Pabrai
Address:  114 Pacifica
          Suite 240
          Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 453-0609

Signature, Place, and Date of Signing:


    /s/ Mohnish Pabrai           Irvine, CA          November 14, 2007
    ----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

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                              FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     15

Form I3F Information Table Value Total:     $453,154 (thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE


     COLUMN 1             COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------     --------------  ------------  -------- -----------------------  ----------  --------- -----------------------
                                                       VALUE    SHRS OR    SH/   PUT/  INVESTMENT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER         TITLE OF CLASS     CUSIP      (X$1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS  SOLE     SHARED   NONE
------------------     --------------  ------------  -------- ----------  -----  ----  ----------  --------- -------  --------- ----
ABX Air, Inc.          COM             00080S101      38,465   5,432,864    SH          Sole        None     5,432,864

Berkshire Hathaway     A               084670 10 8       474           4    SH          Sole        None             4

Berkshire Hathaway     B               084670 20 7    69,239      17,520    SH          Sole        None        17,520

CompuCredit
Corporation            COM             20478N 10 0    39,226   1,806,801    SH          Sole        None     1,806,801

Cryptologic            COM             228906103      34,535   1,726,736    SH          Sole        None     1,726,736

Delta Financial
Corp.                  COM             247918105      22,887   4,661,401    SH          Sole        None     4,661,401

Fairfax Finl Hldngs
Ltd                    SUB VTG         303901 10 2    77,126     316,089    SH          Sole        None       316,089

Harvest Nat Res Inc.   COM             41754V 10 3    68,210   5,712,701    SH          Sole        None     5,712,701

MDC Holdings Inc.      COM             552676108       5,768     140,901    SH          Sole        None       140,901

Pinnacle Airlines
Corp.                  COM             723443107      22,849   1,426,276    SH          Sole        None     1,426,276

Stamps.com Inc.        COM             852857200      11,970   1,000,001    SH          Sole        None     1,000,001

Star Gas Partners LP   UNITS LTD
                       PRTN            85512C 10 5     1,915     421,793    SH          Sole        None       421,793

Ternium S.A.           COM             880890108      59,143   1,883,544    SH          Sole        None     1,883,544

Universal Stainless &
Alloy, Inc.            COM             913837 10 0     1,347      33,843    SH          Sole        None        33,843